Nature of the Business and Basis of Presentation (Details) $ / shares in Units, $ in Thousands					1 Months Ended		9 Months Ended	12 Months Ended
	May 03, 2019	Nov. 05, 2018 USD ($) $ / shares shares	Nov. 02, 2018 USD ($)	Apr. 05, 2018 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Apr. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)
Class of Stock [Line Items]
Proceeds from issuance of preferred stock, net of issuance costs | $			$ 15,000				$ 31,000	$ 122,223	$ 25,000
Reverse stock split ratio (as a percent)	0.1245
Number of operating segment | segment								1
Series A-3 preferred stock
Class of Stock [Line Items]
Issuance of stock (in shares) | shares				28,181,819		28,181,819
Share price (in dollars per share) | $ / shares				$ 1.10		$ 1.10
Proceeds from issuance of preferred stock, net of issuance costs | $				$ 31,000		$ 31,000
Series B-1 preferred stock
Class of Stock [Line Items]
Issuance of stock (in shares) | shares		15,052,117			15,052,117
Share price (in dollars per share) | $ / shares		$ 1.59
Series B-2 preferred stock
Class of Stock [Line Items]
Issuance of stock (in shares) | shares		34,276,734			34,276,734
Share price (in dollars per share) | $ / shares		$ 1.59
Series B-3 preferred stock
Class of Stock [Line Items]
Issuance of stock (in shares) | shares		7,500,000			7,500,000
Share price (in dollars per share) | $ / shares		$ 2.00			$ 2.00
Proceeds from issuance of preferred stock, net of issuance costs | $		$ 93,400			$ 15,000